Goodwill (Tables)	6 Months Ended
Jun. 30, 2012
Goodwill
	June 30,	December 31,
	2012	2011
	(in thousands)

Opening balance	$253,393	$175,860
Current period acquisitions	68,512	83,656
Prior period acquisitions	534	-
Foreign exchange movement	(3,342)	(6,123)
Closing balance	$319,097	$253,393